UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

Deutsche Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2015

Semiannual Report

to Shareholders

Deutsche Ultra-Short Duration Fund

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
9 Investment Portfolio
32 Statement of Assets and Liabilities
34 Statement of Operations
36 Statement of Changes in Net Assets
37 Financial Highlights
43 Notes to Financial Statements
59 Information About Your Fund's Expenses
61 Advisory Agreement Board Considerations and Fee Evaluation
66 Account Management Resources
68 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Floating rate loans tend to be rated below-investment grade and may be more vulnerable to economic or business changes than issuers with investment-grade credit. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary April 30, 2015 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–0.79%	–0.45%	1.76%	2.19%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–3.51%	–3.18%	1.19%	1.90%
Barclays Corporate 1-Year Duration Index†	0.33%	0.68%	1.12%	2.56%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.28%	1.67%	2.15%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–3.99%	1.11%	1.87%
Barclays Corporate 1-Year Duration Index†		0.71%	1.14%	2.59%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–1.18%	–1.36%	0.94%	1.42%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–5.10%	–4.27%	0.75%	1.42%
Barclays Corporate 1-Year Duration Index†	0.33%	0.68%	1.12%	2.56%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.96%	0.90%	1.40%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		–4.86%	0.72%	1.40%
Barclays Corporate 1-Year Duration Index†		0.71%	1.14%	2.59%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–1.26%	–1.29%	0.98%	1.44%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.24%	–1.29%	0.98%	1.44%
Barclays Corporate 1-Year Duration Index†	0.33%	0.68%	1.12%	2.56%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–2.00%	0.93%	1.42%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–2.00%	0.93%	1.42%
Barclays Corporate 1-Year Duration Index†		0.71%	1.14%	2.59%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
No Sales Charges	–0.81%	–0.38%	1.96%	2.36%
Barclays Corporate 1-Year Duration Index†	0.33%	0.68%	1.12%	2.56%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		–1.10%	1.92%	2.34%
Barclays Corporate 1-Year Duration Index†		0.71%	1.14%	2.59%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
No Sales Charges	–0.65%	–0.30%	2.01%	2.40%
Barclays Corporate 1-Year Duration Index†	0.33%	0.68%	1.12%	2.56%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		–1.02%	1.93%	2.37%
Barclays Corporate 1-Year Duration Index†		0.71%	1.14%	2.59%

Prior to April 15, 2011, this fund was known as DWS Short Duration Fund. The Fund's investment objective also changed at this time. All returns prior to April 15, 2011 were achieved under the previous objective and strategy.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2015 are 0.92%, 1.76%, 1.67%, 0.75% and 0.68% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays Corporate 1-Year Duration Index is an unmanaged index designed to measure the performance of the short-term U.S. corporate bond market. The index includes publicly issued U.S. dollar-denominated corporate issues that have a remaining maturity of 1 year or less, are rated investment grade (must be Baa3/BBB– or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's and Fitch Ratings), and have $250 million or more of outstanding face value.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
4/30/15	$8.77	$8.78	$8.76	$8.77	$8.78
10/31/14	$8.96	$8.97	$8.96	$8.96	$8.97
Distribution Information as of 4/30/15
Income Dividends, Six Months	$.11	$.07	$.08	$.12	$.12
April Income Dividend	$.0189	$.0126	$.0135	$.0196	$.0205
SEC 30-day Yield‡‡	2.36%	1.56%	1.69%	2.54%	2.66%
Current Annualized Distribution Rate‡‡	2.59%	1.72%	1.85%	2.68%	2.80%

‡‡ The SEC yield is net investment income per share earned over the month ended April 30, 2015, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2008.

— Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

— Co-Head of Fixed Income for North America: New York.

— BIS, University of Minnesota.

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2008.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Eric S. Meyer, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2008.

— Joined Deutsche Asset & Wealth Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America's subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

— Head of US Loan Portfolio Management, High Yield Strategies: New York.

— BA from State University of New York, Albany; MBA, Pace University.

John D. Ryan, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998–2003.

— Investment industry experience began in 1993.

— BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 56.7%
Consumer Discretionary 3.6%
Avis Budget Car Rental LLC, 4.875%, 11/15/2017		130,000	132,925
Carnival Corp., 1.875%, 12/15/2017		1,690,000	1,695,045
DIRECTV Holdings LLC, 1.75%, 1/15/2018		2,000,000	2,001,884
DISH DBS Corp., 7.125%, 2/1/2016		1,400,000	1,449,000
Ford Motor Credit Co., LLC, 2.375%, 1/16/2018		3,000,000	3,045,678
General Motors Financial Co., Inc., 2.75%, 5/15/2016		35,000	35,442
Hyundai Capital America, 144A, 2.875%, 8/9/2018		3,650,000	3,762,690
Jarden Corp., 7.5%, 5/1/2017		315,000	347,681
L Brands, Inc., 6.9%, 7/15/2017 (b)		495,000	545,119
Lennar Corp., 4.125%, 12/1/2018		120,000	122,100
Numericable-SFR, 144A, 4.875%, 5/15/2019		640,000	645,600
RCI Banque SA, 144A, 3.5%, 4/3/2018		4,357,000	4,552,999
Viacom, Inc., 2.5%, 9/1/2018		940,000	956,426
Wyndham Worldwide Corp., 2.95%, 3/1/2017		1,750,000	1,788,285
			21,080,874
Consumer Staples 2.0%
ConAgra Foods, Inc., 2.1%, 3/15/2018		377,000	377,896
Constellation Brands, Inc., 7.25%, 9/1/2016		120,000	128,688
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018 (b)		3,500,000	3,610,285
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		1,500,000	1,626,000
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		4,000,000	3,910,000
Tyson Foods, Inc., 2.65%, 8/15/2019		1,320,000	1,346,717
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	1,007,276
			12,006,862
Energy 6.1%
Afren PLC, 144A, 10.25%, 4/8/2019*		3,065,000	1,317,950
Anadarko Petroleum Corp., 5.95%, 9/15/2016		250,000	265,846
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		2,000,000	2,012,500
Freeport-McMoran Oil & Gas LLC, 6.5%, 11/15/2020		1,625,000	1,726,481
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		3,000,000	2,550,000
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		5,000,000	5,008,275
Kinder Morgan, Inc., 7.0%, 6/15/2017		100,000	109,676
Noble Holding International Ltd., 4.0%, 3/16/2018		670,000	684,283
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		2,000,000	1,905,000
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021		850,000	790,925
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020 (b)		5,000,000	4,400,000
ONEOK Partners LP:
3.2%, 9/15/2018		2,125,000	2,177,337
3.8%, 3/15/2020 (b)		1,750,000	1,803,793
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		1,400,000	1,082,900
Pride International, Inc., 6.875%, 8/15/2020		1,100,000	1,260,714
QGOG Atlantic, 144A, 5.25%, 7/30/2018		3,716,300	3,381,833
Tesoro Corp., 4.25%, 10/1/2017		250,000	258,750
Transocean, Inc., 4.95%, 11/15/2015		243,000	246,645
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		4,365,000	4,626,900
Whiting Petroleum Corp., 6.5%, 10/1/2018		75,000	76,125
			35,685,933
Financials 24.3%
American Tower Corp., (REIT), 3.4%, 2/15/2019		2,410,000	2,497,131
Banco Bradesco SA, 144A, 4.5%, 1/12/2017 (b)		500,000	520,500
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		4,000,000	4,170,000
Banco do Nordeste do Brasil SA, 144A, 4.375%, 5/3/2019 (b)		2,500,000	2,506,875
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	2,000,000	623,973
Bank of America Corp.:
Series L, 2.6%, 1/15/2019		3,000,000	3,046,296
5.75%, 12/1/2017		2,000,000	2,196,718
Bank of Baroda, 144A, 4.875%, 7/23/2019		4,000,000	4,305,492
Bank of Ceylon, REG S, 5.325%, 4/16/2018		3,000,000	2,985,000
Bank of India, 144A, 3.625%, 9/21/2018		2,000,000	2,057,960
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019		5,000,000	5,142,070
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022 (b)		5,000,000	5,231,250
BNP Paribas SA, 2.7%, 8/20/2018		4,000,000	4,119,196
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		3,000,000	3,029,484
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019		2,960,000	2,966,601
China Overseas Finance Cayman VI Ltd., REG S, 4.25%, 5/8/2019		2,368,000	2,468,657
CIT Group, Inc., 144A, 5.5%, 2/15/2019		360,000	376,650
Citigroup, Inc., 2.5%, 9/26/2018		2,760,000	2,812,865
Corpbanca SA, 144A, 3.875%, 9/22/2019		1,750,000	1,797,093
Country Garden Holdings Co., Ltd., 144A, 7.875%, 5/27/2019 (b)		1,000,000	1,066,250
Credit Agricole SA, 144A, 2.125%, 4/17/2018		3,000,000	3,038,154
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		4,000,000	4,080,000
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	3,000,000	4,731,176
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	5,016,937
HSBC U.S.A., Inc., 2.625%, 9/24/2018		1,090,000	1,121,259
ICICI Bank Ltd.:
144A, 3.5%, 3/18/2020		2,500,000	2,567,297
144A, 4.8%, 5/22/2019		2,000,000	2,145,470
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019		1,540,000	1,578,793
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		3,000,000	3,135,738
3.875%, 1/15/2019		1,500,000	1,576,775
Jefferies Group LLC, 5.125%, 4/13/2018		2,500,000	2,645,170
Lloyds Bank PLC, 2.3%, 11/27/2018		1,000,000	1,017,731
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		5,000,000	5,138,075
Morgan Stanley, 2.5%, 1/24/2019		4,000,000	4,057,232
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		280,000	286,107
National Savings Bank, 144A, 8.875%, 9/18/2018		2,000,000	2,170,000
Navient Corp.:
3.875%, 9/10/2015		600,000	603,900
4.625%, 9/25/2017		2,000,000	2,035,000
ProLogis LP, (REIT), 2.75%, 2/15/2019		1,970,000	2,017,912
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		3,000,000	3,035,190
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		5,000,000	5,009,000
Skandinaviska Enskilda Banken AB:
144A, 2.375%, 11/20/2018		1,020,000	1,037,391
144A, 2.375%, 3/25/2019		2,065,000	2,099,692
Societe Generale SA, 2.625%, 10/1/2018		3,000,000	3,075,168
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		955,000	975,869
Svenska Handelsbanken AB, 2.5%, 1/25/2019		2,500,000	2,558,820
Swedbank AB, 144A, 2.375%, 2/27/2019		3,260,000	3,311,488
Synchrony Financial, 3.0%, 8/15/2019 (b)		787,000	802,799
The Charles Schwab Corp., 2.2%, 7/25/2018		1,020,000	1,042,321
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019		2,500,000	2,545,737
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019		2,550,000	2,550,000
Turkiye Is Bankasi, 144A, 5.5%, 4/21/2019 (b)		3,000,000	3,106,200
Turkiye Vakiflar Bankasi TAO, 144A, 3.75%, 4/15/2018		1,000,000	983,180
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		2,100,000	2,242,951
Voya Financial, Inc., 2.9%, 2/15/2018		3,000,000	3,089,490
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		2,000,000	2,045,000
			142,393,083
Health Care 2.7%
Actavis Funding SCS, 2.35%, 3/12/2018		3,935,000	3,982,393
Community Health Systems, Inc., 5.125%, 8/15/2018		775,000	804,063
Forest Laboratories, Inc., 144A, 4.375%, 2/1/2019		4,000,000	4,271,500
Fresenius Medical Care U.S. Finance, Inc., 6.875%, 7/15/2017		250,000	273,750
Hypermarcas SA, 144A, 6.5%, 4/20/2021		4,000,000	4,184,000
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		1,130,000	1,148,500
Mallinckrodt International Finance SA, 3.5%, 4/15/2018		535,000	533,663
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		575,000	608,781
			15,806,650
Industrials 4.6%
Bombardier, Inc.:
144A, 5.5%, 9/15/2018		10,000	10,112
144A, 7.5%, 3/15/2018		385,000	412,720
CEMEX Espana SA, 144A, 9.875%, 4/30/2019		5,000,000	5,521,900
CNH Industrial Capital LLC, 3.25%, 2/1/2017		265,000	265,000
Empresas ICA SAB de CV, 144A, 8.375%, 7/24/2017 (b)		2,200,000	2,159,300
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019		500,000	512,572
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		3,156,181	3,442,772
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		4,000,000	4,256,000
Noble Group Ltd., 144A, 6.625%, 8/5/2020 (b)		3,000,000	3,007,500
Penske Truck Leasing Co., LP, 144A, 2.875%, 7/17/2018		3,940,000	4,026,121
TAM Capital 2, Inc., 144A, 9.5%, 1/29/2020		3,000,000	3,154,500
United Rentals North America, Inc., 7.375%, 5/15/2020		150,000	161,743
			26,930,240
Information Technology 2.3%
Arrow Electronics, Inc., 3.0%, 3/1/2018		2,000,000	2,052,358
Fidelity National Information Services, Inc., 2.0%, 4/15/2018		1,203,000	1,209,046
Harris Corp., 2.7%, 4/27/2020		950,000	955,101
Hewlett-Packard Co., 2.75%, 1/14/2019		5,000,000	5,126,860
Jabil Circuit, Inc., 7.75%, 7/15/2016		360,000	385,650
NXP BV, 144A, 3.5%, 9/15/2016		335,000	340,025
Seagate HDD Cayman, 3.75%, 11/15/2018		750,000	784,729
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018		2,250,000	2,250,000
Unisys Corp., 6.25%, 8/15/2017		175,000	185,063
			13,288,832
Materials 4.5%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		1,455,000	1,471,778
Ashland, Inc., 3.0%, 3/15/2016		275,000	276,891
CF Industries, Inc., 6.875%, 5/1/2018		3,000,000	3,416,283
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018		1,455,000	1,451,034
3.1%, 3/15/2020 (b)		2,000,000	1,976,570
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017		600,000	609,818
Glencore Funding LLC:
144A, 2.5%, 1/15/2019		1,810,000	1,810,433
144A, 3.125%, 4/29/2019		1,880,000	1,915,156
Goldcorp, Inc., 2.125%, 3/15/2018 (b)		1,490,000	1,500,574
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,000,000	2,030,000
Koppers, Inc., 7.875%, 12/1/2019		390,000	391,462
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		1,000,000	999,000
Novelis, Inc., 8.375%, 12/15/2017		340,000	353,600
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		2,870,000	2,908,627
Smurfit Kappa Acquisitions, 144A, 4.875%, 9/15/2018		200,000	210,000
Teck Resources Ltd., 3.0%, 3/1/2019 (b)		1,250,000	1,245,821
Vedanta Resources PLC, 144A, 6.0%, 1/31/2019		4,000,000	3,770,000
			26,337,047
Telecommunication Services 2.4%
AT&T, Inc., 2.45%, 6/30/2020 (c)		2,180,000	2,177,556
CC Holdings GS V LLC, 2.381%, 12/15/2017		670,000	676,831
CenturyLink, Inc., Series N, 6.0%, 4/1/2017 (b)		700,000	747,250
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		360,000	362,044
Frontier Communications Corp., 8.125%, 10/1/2018		705,000	794,006
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		295,000	295,347
Intelsat Jackson Holdings SA, 7.25%, 4/1/2019		205,000	212,431
Sprint Communications, Inc., 6.0%, 12/1/2016		1,000,000	1,043,125
Telefonica Emisiones SAU, 3.192%, 4/27/2018		2,010,000	2,089,650
Telesat Canada, 144A, 6.0%, 5/15/2017		640,000	651,200
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		590,000	613,453
Verizon Communications, Inc., 3.65%, 9/14/2018		3,250,000	3,441,900
Windstream Corp., 7.875%, 11/1/2017		785,000	847,800
			13,952,593
Utilities 4.2%
Enel Finance International NV, 144A, 6.25%, 9/15/2017		3,510,000	3,884,198
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		5,000,000	5,107,115
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		3,100,000	3,255,000
Korea Western Power Co., Ltd., 144A, 3.125%, 5/10/2017		2,000,000	2,050,228
Majapahit Holding BV:
144A, 7.25%, 6/28/2017		2,000,000	2,190,000
144A, 7.75%, 10/17/2016		500,000	541,250
144A, 8.0%, 8/7/2019		4,000,000	4,685,200
PG&E Corp., 2.4%, 3/1/2019		1,275,000	1,288,095
PPL Capital Funding, Inc., 1.9%, 6/1/2018		1,310,000	1,312,514
			24,313,600
Total Corporate Bonds (Cost $333,199,676)			331,795,714

Mortgage-Backed Securities Pass-Throughs 0.5%
Federal National Mortgage Association:
2.279%**, 9/1/2038		151,557	162,474
3.0%, with various maturities from 5/1/2027 until 6/1/2027		2,197,379	2,307,115
4.5%, 4/1/2023		66,881	71,641
Government National Mortgage Association:
6.5%, with various maturities from 10/20/2038 until 2/20/2039		45,227	50,866
7.0%, 6/20/2038		11,595	13,720
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,598,532)			2,605,816

Asset-Backed 10.5%
Automobile Receivables 2.6%
AmeriCredit Automobile Receivables Trust:
"B", Series 2012-4, 1.31%, 11/8/2017		1,000,000	1,002,192
"D", Series 2011-2, 4.0%, 5/8/2017		1,000,000	1,005,465
"D", Series 2011-1, 4.26%, 2/8/2017		993,933	999,424
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,506,591
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		4,000,000	3,982,152
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		1,420,000	1,414,143
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		2,600,000	2,620,085
CPS Auto Trust, 'E", Series 2012-C, 144A, 7.5%, 12/16/2019		271,141	272,436
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023		2,440,000	2,440,015
			15,242,503
Credit Card Receivables 0.2%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		1,561,711	1,567,677
Home Equity Loans 0.6%
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.324%**, 8/25/2036		2,295,339	2,187,495
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		156,487	154,654
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.544%**, 9/25/2036		320,124	314,671
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.119%**, 2/25/2035		375,075	373,828
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		91,556	91,846
"AF1", Series 2006-4, 5.545%, 1/25/2037		60,825	35,901
"AF1", Series 2007-2, 5.893%, 6/25/2037		348,757	184,650
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		7,938	7,983
			3,351,028
Manufactured Housing Receivables 0.1%
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		429,168	451,958
Miscellaneous 7.0%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.735%**, 7/15/2026		2,540,000	2,534,293
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.257%**, 4/17/2026		2,550,000	2,535,307
Atrium V, "A2B", Series 5A, 144A, 0.581%**, 7/20/2020		500,000	490,077
CIFC Funding Ltd., "A3L", Series 2006-1A, 144A, 1.045%**, 10/20/2020		2,480,000	2,453,439
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		1,932,500	2,013,155
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.175%**, 4/18/2026		1,000,000	997,140
Eaton Vance CDO Ltd., "B", Series 2007-9A, 144A, 0.625%**, 4/20/2019		1,000,000	990,833
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.528%**, 5/1/2022		750,000	719,654
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,219,960	1,203,643
Magnetite VI Ltd., "A", Series 2012-6A, 144A, 1.771%**, 9/15/2023		402,000	402,273
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.425%**, 7/17/2025		4,000,000	3,961,292
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.745%**, 7/20/2026		1,550,000	1,547,895
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.874%**, 7/17/2025		3,500,000	3,407,859
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.723%**, 11/14/2026		5,000,000	4,990,405
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		97,391	97,293
Race Point CLO Ltd., "B", Series 2006-3, 144A, 0.655%**, 4/15/2020		1,000,000	990,933
Treman Park CLO LLC, "A", Series 2015-1A, 144A, 1.761%**, 4/20/2027		1,000,000	1,000,414
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.753%**, 4/15/2026		5,000,000	4,997,875
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 1.725%**, 7/17/2026		4,000,000	3,996,240
"A1", Series 2015-1A, 144A, 1.755%**, 4/18/2027		1,670,000	1,669,983
			41,000,003
Total Asset-Backed (Cost $61,837,383)			61,613,169

Commercial Mortgage-Backed Securities 2.6%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.843%**, 7/10/2044		625,000	643,769
Bear Stearns Commercial Mortgage Securities, "A4", Series 2005-PW10, 5.405%, 12/11/2040		767,054	776,458
Commercial Mortgage Trust, "AAB", Series 2007-GG9, 5.441%, 3/10/2039		145,122	146,848
Credit Suisse Commercial Mortgage Trust:
"A1A", Series 2007-C1, 5.361%, 2/15/2040		2,025,314	2,127,206
"AM", Series 2006-C4, 5.509%, 9/15/2039		1,500,000	1,576,223
Credit Suisse First Boston Mortgage Securities Corp., "H", Series 2003-C3, 144A, 5.161%, 5/15/2038		159,902	159,826
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.182%**, 3/15/2018		300,000	300,750
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.074%**, 11/5/2030		1,704,855	1,704,307
"AFX", Series 2013-HLT, 144A, 2.662%, 11/5/2030		1,000,000	998,539
"DFL", Series 2013-HLF, 144A, 2.924%**, 11/5/2030		1,034,738	1,034,737
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		700,000	702,981
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		657,500	661,536
"A4", Series 2006-CB14, 5.481%, 12/12/2044		348,814	355,109
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044		298,931	318,971
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035		1,200,000	1,281,000
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		4,286	4,286
"AM", Series 2005-C5, 5.017%, 9/15/2040		900,000	905,026
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.284%**, 9/15/2042		620,000	626,477
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.439%**, 12/15/2044		525,004	529,438
Total Commercial Mortgage-Backed Securities (Cost $15,113,503)			14,853,487

Collateralized Mortgage Obligations 4.9%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		148,221	154,129
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		1,320	1,350
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 4.932%**, 2/20/2036		257,918	225,679
FDIC Guaranteed Notes Trust, "1A", Series 2010-S1, 144A, 0.73%**, 2/25/2048		43,997	44,011
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		985,220	65,175
"GI", Series 3874, Interest Only, 3.5%, 12/15/2024		4,564,516	199,419
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		877,934	60,863
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		2,763,709	486,609
"LG", Series 4281, 4.0%, 1/15/2043		4,161,140	4,511,246
"CE", Series 4281, 4.0%, 7/15/2043		4,361,445	4,729,383
"CV", Series 4335, 4.25%, 9/15/2043		5,545,139	5,653,481
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		837,681	41,279
"SP", Series 4047, Interest Only, 6.469%***, 12/15/2037		3,782,765	698,333
"XS", Series 2470, Interest Only, 6.819%***, 2/15/2031		954,865	170,985
"LA", Series 1343, 8.0%, 8/15/2022		54,511	62,265
"PK", Series 1751, 8.0%, 9/15/2024		199,532	231,456
Federal National Mortgage Association:
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		3,866,782	586,496
"21", Series 343, Interest Only, 4.0%, 9/25/2018		332,540	15,814
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		129,654	1,923
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		139,132	9,192
"DE", Series 2014-18, 4.0%, 8/25/2042		4,178,836	4,456,267
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024		56,842	502
"9", Series 406, Interest Only, 4.5%, 2/25/2041		2,462,029	493,733
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		1,487,102	299,046
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		3,029,411	577,614
"27", Series 351, Interest Only, 5.0%, 4/25/2019		271,957	19,552
"2", Series 350, Interest Only, 5.5%, 3/25/2034		271,934	52,990
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		3,983,984	661,254
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		260,882	21,449
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		1,129,824	93,856
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		3,189,551	621,215
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		2,303,237	476,352
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		790,105	164,025
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		29,073	29,339
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.132%**, 12/25/2034		77,274	76,331
Residential Accredit Loans, Inc., "NB4", Series 2003-QS19, 4.75%, 10/25/2033		85,625	87,228
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		258,964	268,075
Structured Agency Credit Risk Debt Notes, "M1", Series 2013-DN1, 3.574%**, 7/25/2023		2,118,069	2,193,110
Washington Mutual Mortgage Pass-Through Certificates Trust, "2A3", Series 2003-S6, 4.75%, 7/25/2018		61,714	63,186
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		67,746	68,735
Total Collateralized Mortgage Obligations (Cost $28,545,382)			28,672,947

Government & Agency Obligations 5.7%
Other Government Related (d) 0.8%
Africa Finance Corp., 144A, 4.375%, 4/29/2020		3,000,000	3,033,750
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018		2,000,000	1,885,000
			4,918,750
Sovereign Bonds 1.8%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,600,000	2,586,844
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		2,000,000	2,102,500
Republic of Ecuador, 144A, 9.375%, 12/15/2015		2,500,000	2,543,750
Republic of Slovenia, 144A, 4.75%, 5/10/2018		3,000,000	3,223,800
			10,456,894
U.S. Government Sponsored Agency 0.1%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	447,178
U.S. Treasury Obligations 3.0%
U.S. Treasury Bills:
0.06%****, 8/13/2015 (e)		614,000	613,978
0.085%****, 6/11/2015 (e)		1,022,000	1,021,994
U.S. Treasury Inflation-Indexed Note, 0.125%, 4/15/2018		10,152,600	10,394,516
U.S. Treasury Notes:
0.75%, 3/31/2018		190,000	189,139
1.0%, 8/31/2016 (f)		5,000,000	5,038,670
			17,258,297
Total Government & Agency Obligations (Cost $32,814,412)			33,081,119

Loan Participations and Assignments 12.1%
Senior Loans**
1011778 B.C. Unlimited Liability Co., Term Loan B, 4.5%, 12/12/2021		495,585	501,921
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021		249,373	250,605
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		497,503	502,269
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019		1,562,444	1,568,061
American Energy — Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020		500,000	415,208
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021		496,250	500,034
Second Lien Term Loan, 8.0%, 5/16/2022		500,000	500,783
Amneal Pharmaceuticals LLC, Term Loan, 5.001%, 11/1/2019		992,042	1,001,219
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022		500,000	471,250
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020		750,000	750,941
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/2021		488,462	493,590
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021		736,875	746,086
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019		957,448	964,202
Aufinco Pty Ltd., First Lien Term Loan, 4.0%, 5/29/2020		491,250	492,019
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 3.5%, 6/10/2016		328,134	329,092
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		473,059	474,982
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020		1,234,966	1,248,087
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019		754,286	759,807
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020		992,481	995,811
Burlington Coat Factory Warehouse Corp., Term Loan B3, 4.25%, 8/13/2021		486,250	489,897
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		500,000	493,125
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018		490,000	486,173
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		740,353	745,676
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019		493,750	489,738
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020		493,750	461,039
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020		492,500	496,502
Dell, Inc., Term Loan B, 4.5%, 4/29/2020		973,196	978,339
Delta 2 (LUX) S.A.R.L., Term Loan B3, 4.75%, 7/30/2021		1,000,000	1,003,180
DPx Holdings BV, Term Loan, 4.25%, 3/11/2021		496,250	497,401
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021		737,362	600,161
Duff & Phelps Investment Management Co.:
Term Loan, 4.5%, 4/23/2020		249,375	250,934
Term Delayed Draw, 4.5%, 4/23/2020		249,375	250,934
Term Loan B, 4.5%, 4/23/2020		491,255	493,252
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019		500,000	498,720
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019		1,090,723	1,099,078
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019		492,500	472,699
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		487,528	474,121
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020		250,000	195,860
First Data Corp., Term Loan, 3.682%, 3/24/2018		500,000	501,773
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020		992,500	944,428
Focus Brands, Inc., Term Loan, 4.25%, 2/21/2018		358,732	360,615
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021		218,182	183,728
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019		398,980	345,917
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		493,750	495,602
GTCR Valor Companies, Inc., First Lien Term Loan, 6.0%, 5/30/2021		497,499	498,432
Hampton Rubber Co., First Lien Term Loan, 5.0%, 3/27/2021		496,250	454,069
Hanson Building Products Ltd., Second Lien Term Loan, 10.5%, 2/12/2023		500,000	478,125
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019		500,000	504,062
Hertz Corp., Term Loan B, 4.0%, 3/11/2018		498,724	501,687
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021		249,373	246,880
Hub International Ltd., Term Loan B, 4.0%, 10/2/2020		492,525	491,988
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021		498,724	501,737
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018		724,630	727,260
Inmar Holdings, Inc., First Lien Term Loan, 4.25%, 1/27/2021		496,250	490,513
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020		495,009	499,959
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021		481,706	454,610
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020		492,500	494,655
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/2021		245,011	248,380
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021		747,497	754,389
Kronos Worldwide, Inc., Term Loan, 4.75%, 2/18/2020		497,487	502,358
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021		990,000	978,244
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		984,851	987,929
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		500,000	502,267
Term Loan B5, 4.5%, 1/31/2022		500,000	501,797
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021		495,000	493,659
Lions Gate Entertainment Corp., Second Lien Term Loan, 5.0%, 3/17/2022		500,000	502,500
MacDermid, Inc., First Lien Term Loan, 4.5%, 6/7/2020		1,000,000	1,010,625
Media General, Inc., Term Loan B, 4.25%, 7/31/2020		444,157	448,015
Mitel U.S. Holdings, Inc., Term Loan, 5.0%, 3/31/2022		500,000	504,792
Mohegan Tribal Gaming Authority, Term Loan A, 4.525%, 6/15/2018		465,625	462,715
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020		245,586	231,894
Monitronics International, Inc., Term Loan B1, 4.5%, 4/2/2022		500,000	503,187
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020		980,953	976,048
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020		495,000	505,209
Norcraft Companies LP, Term Loan, 5.25%, 12/13/2020		246,875	247,492
Nortek, Inc., Term Loan B, 3.5%, 10/30/2020		500,000	500,313
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019		493,750	498,275
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019		231,013	229,377
Second Lien Term Loan, 8.0%, 1/17/2020		250,000	226,875
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019		736,875	737,800
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		246,875	242,555
Par Pharmaceutical Companies, Inc., Term Loan B3, 4.25%, 9/30/2019		498,750	501,169
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021		990,000	965,250
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020		492,500	445,294
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		979,540	985,221
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021		496,250	496,044
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		495,000	495,928
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021		497,500	499,679
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		472,673	475,036
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021		497,500	493,460
Reynolds Group Holdings, Inc., Term Loan, 4.5%, 12/1/2018		477,638	482,983
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021		496,250	498,888
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018		491,275	478,534
Sabre, Inc., Term Loan, 4.5%, 2/19/2019		492,500	495,581
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021		498,750	496,256
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020		487,500	490,318
Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/2019		500,000	503,802
Sheridan Investment Partners II LP:
Term Loan B, 4.25%, 12/16/2020		822,847	754,962
Term Loan A, 4.25%, 12/16/2020		114,464	105,021
Term Loan M, 4.25%, 12/16/2020		42,689	39,167
Signode Industrial Group U.S., Inc., Term Loan B, 3.75%, 5/1/2021		202,778	202,967
Solenis International LP, First Lien Term Loan, 4.25%, 7/31/2021		497,500	500,920
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021		996,250	981,306
Springer Science+Business Media Deutschland GmbH, Term Loan B3, 4.75%, 8/14/2020		492,528	495,683
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		926,667	932,458
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		492,462	491,847
STG-Fairway Acquisitions, Inc., Term Loan B, 6.25%, 2/28/2019		247,477	247,014
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019		498,750	507,478
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		961,239	969,650
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		31,283	31,213
Targa Resources Corp., Term Loan B, 5.75%, 2/25/2022		281,395	285,265
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		600,276	603,502
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020		498,750	469,698
Tribune Co., Term Loan, 4.0%, 12/27/2020		461,057	464,084
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018		459,156	458,679
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019		990,000	992,663
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019		498,731	501,225
United Site Services, Inc.:
Term Delayed Draw, 5.517%, 8/5/2016		35,631	35,631
Term Loan B, 5.75%, 8/5/2021		202,945	202,945
USI, Inc., Term Loan B, 4.25%, 12/27/2019		492,500	493,628
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019		489,112	489,418
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022		500,000	503,227
Victory Capital Management, Inc., Term Loan B, 7.0%, 10/1/2021		487,500	486,891
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/27/2020		500,000	504,922
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019		927,853	934,812
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021		992,500	998,291
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019		972,516	974,646
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022		462,234	463,179
Term Loan B2A, 3.5%, 1/15/2022		297,872	298,481
Term Loan B3, 3.5%, 1/15/2022		489,894	490,895
Total Loan Participations and Assignments (Cost $71,377,078)			71,130,742

	Shares	Value ($)

Securities Lending Collateral 4.0%
Daily Assets Fund Institutional, 0.12% (g) (h) (Cost $23,624,220)	23,624,220	23,624,220

Cash Equivalents 7.0%
Central Cash Management Fund, 0.08% (g)	21,055,935	21,055,935
Deutsche Variable NAV Money Fund, 0.25% (g)	2,004,596	20,047,968
Total Cash Equivalents (Cost $41,103,903)		41,103,903

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $610,214,089)†	104.0	608,481,117
Other Assets and Liabilities, Net	(4.0)	(23,495,455)
Net Assets	100.0	584,985,662

The following table represents a bond that is in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	USD	3,065,000	3,366,053	1,317,950

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

*** These securities are shown at their current rate as of April 30, 2015.

**** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $610,220,881. At April 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,739,764. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,817,758 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,557,522.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2015 amounted to $22,732,672, which is 3.9% of net assets.

(c) When-issued security.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At April 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) At April 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

CLO: Collateralized Loan Obligation

FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MTN: Medium Term Note

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2015, the Fund had an unfunded loan commitment of $10,805, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
United Site Services, Inc., Term Delay Draw, 8/5/2016	10,805	10,839	34

At April 30, 2015, open futures contracts bought were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	6/30/2015	116	25,434,813	66,826

At April 30, 2015, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	6/30/2015	383	46,010,867	(261,127)

At April 30, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
6/17/2015 6/17/2017	350,000,000	Fixed — 1.32%	Floating — 3-Month LIBOR	(2,909,795)	(2,909,795)
6/17/2015 6/17/2019	170,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(3,654,814)	(3,654,814)
8/21/2014 4/12/2016	200,000,000	Floating — 3-Month LIBOR	Fixed — 0.57%	246,324	142,792
8/21/2014 4/12/2019	8,000,000	Floating — 3-Month LIBOR	Fixed — 1.315%	(14,525)	87,081
Total net unrealized depreciation					(6,334,736)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at April 30, 2015 is 0.28%.

As of April 30, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	4,686,499	KRW	5,120,000,000	5/6/2015	89,621	Barclays Bank PLC
KRW	5,120,000,000	USD	4,787,284	5/6/2015	11,164	Barclays Bank PLC
USD	14,260,723	KRW	15,360,000,000	5/6/2015	67,635	Nomura International PLC
USD	9,389,983	JPY	1,130,000,000	5/7/2015	74,003	Morgan Stanley
USD	9,327,262	SGD	12,700,000	5/7/2015	270,289	Nomura International PLC
JPY	1,130,000,000	USD	9,505,703	5/7/2015	41,717	Barclays Bank PLC
SGD	12,700,000	USD	9,598,162	5/7/2015	611	Nomura International PLC
GBP	6,900,000	USD	10,652,718	6/8/2015	63,781	Morgan Stanley
NZD	10,500,000	USD	7,990,838	6/8/2015	3,918	Societe Generale
AUD	12,100,000	JPY	1,140,915,050	6/9/2015	1,847	Citigroup, Inc.
Total unrealized appreciation					624,586

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	12,100,000	JPY	1,109,316,900	5/7/2015	(282,968)	Australia & New Zealand Banking Group Ltd.
GBP	3,045,000	USD	4,493,309	7/13/2015	(178,346)	Barclays Bank PLC
KRW	15,360,000,000	USD	14,133,761	5/6/2015	(194,598)	Nomura International PLC
NZD	10,500,000	USD	7,950,915	5/7/2015	(60,822)	Macquarie Bank Ltd.
Total unrealized depreciation					(716,734)

Currency Abbreviations
AUD Australian Dollar BRL Brazilian Real GBP British Pound JPY Japanese Yen KRW South Korean Won NZD New Zealand Dollar SGD Singapore Dollar USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, interest rate swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$—	$331,795,714	$—	$331,795,714
Mortgage-Backed Securities Pass-Throughs	—	2,605,816	—	2,605,816
Asset-Backed	—	61,613,169	—	61,613,169
Commercial Mortgage-Backed Securities	—	14,853,487	—	14,853,487
Collateralized Mortgage Obligations	—	28,672,947	—	28,672,947
Government & Agency Obligations	—	33,081,119	—	33,081,119
Loan Participations and Assignments	—	66,041,868	5,088,874	71,130,742
Short-Term Investments (i)	64,728,123	—	—	64,728,123
Unfunded Loan Commitments	—	34	—	34
Derivatives (j)
Futures Contracts	66,826	—	—	66,826
Interest Rate Swap Contracts	—	229,873	—	229,873
Forward Foreign Currency Exchange Contracts	—	624,586	—	624,586
Total	$64,794,949	$539,518,613	$5,088,874	$609,402,436
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (j)
Futures Contracts	$(261,127)	$—	$—	$(261,127)
Interest Rate Swap Contracts	—	(6,564,609)	—	(6,564,609)
Forward Foreign Currency Exchange Contracts	—	(716,734)	—	(716,734)
Total	$(261,127)	$(7,281,343)	$—	$(7,542,470)

During the period ended April 30, 2015, the amount of transfers between Level 3 and Level 2 was $5,188,382. Investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

During the period ended April 30, 2015, the amount of transfers between Level 2 and Level 3 was $3,361,988. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $545,485,966) — including $22,732,672 of securities loaned	$543,752,994
Investment in Daily Assets Fund Institutional (cost $23,624,220)*	23,624,220
Investment in affiliated Underlying Funds (cost $41,103,903)	41,103,903
Total investments in securities, at value (cost $610,214,089)	608,481,117
Cash	331,159
Foreign currency, at value (cost $233,765)	214,539
Receivable for investments sold	4,235,433
Receivable for Fund shares sold	449,480
Interest receivable	4,546,001
Receivable for variation margin on futures contracts	29,829
Receivable for variation margin on centrally cleared swaps	238,614
Unrealized appreciation on unfunded loan commitments	34
Unrealized appreciation on forward foreign currency exchange contracts	624,586
Other assets	79,878
Total assets	619,230,670
Liabilities
Payable upon return of securities loaned	23,624,220
Payable for investments purchased	3,989,346
Payable for investments purchased — when-issued securities	2,178,888
Payable for Fund shares redeemed	2,724,209
Unrealized depreciation on forward foreign currency exchange contracts	716,734
Distributions payable	188,029
Accrued management fee	198,602
Accrued Trustees' fees	5,290
Other accrued expenses and payables	619,690
Total liabilities	34,245,008
Net assets, at value	$584,985,662

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(584,583)
Net unrealized appreciation (depreciation) on: Investments	(1,732,972)
Swap contracts	(6,334,736)
Futures	(194,301)
Unfunded loan commitments	34
Foreign currency	(111,914)
Accumulated net realized gain (loss)	(37,032,228)
Paid-in capital	630,976,362
Net assets, at value	$584,985,662
Net Asset Value
Class A Net Asset Value and redemption price per share ($205,776,372 ÷ 23,476,997 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.77
Maximum offering price per share (100 ÷ 97.25 of $8.77)	$9.02
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($357,540 ÷ 40,739 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.78
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($61,069,464 ÷ 6,967,808 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.76
Class R6 Net Asset Value, offering and redemption price per share ($10,139 ÷ 1,156 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.77
Class S Net Asset Value, offering and redemption price per share ($230,392,013 ÷ 26,265,272 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.77
Institutional Class Net Asset Value, offering and redemption price per share ($87,380,134 ÷ 9,957,656 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2015 (Unaudited)
Investment Income
Income: Interest	$11,664,137
Income distributions from affiliated Underlying Funds	31,448
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	32,685
Total income	11,728,270
Expenses: Management fee	1,392,795
Administration fee	352,105
Services to shareholders	521,956
Distribution and service fees	625,090
Custodian fee	64,078
Professional fees	66,193
Reports to shareholders	34,656
Registration fees	72,917
Trustees' fees and expenses	14,291
Other	32,214
Total expenses	3,176,295
Net investment income	8,551,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(10,593,341)
Swap contracts	510,916
Futures	(1,952,218)
Foreign currency	372,766
(11,661,877)
Change in net unrealized appreciation (depreciation) on: Investments	(2,059,527)
Swap contracts	(4,961,001)
Unfunded loan commitments	34
Futures	695,536
Foreign currency	(143,703)
(6,468,661)
Net gain (loss)	(18,130,538)
Net increase (decrease) in net assets resulting from operations	$(9,578,563)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations: Net investment income	$8,551,975	$16,068,717
Operations: Net investment income	$8,551,975	$16,068,717
Net realized gain (loss)	(11,661,877)	(3,957,935)
Change in net unrealized appreciation (depreciation)	(6,468,661)	(2,503,912)
Net increase (decrease) in net assets resulting from operations	(9,578,563)	9,606,870
Distributions to shareholders from: Net investment income: Class A	(2,944,373)	(6,009,587)
Class B	(3,430)	(11,317)
Class C	(605,655)	(1,042,596)
Class R6*	(66)	—
Class S	(3,872,067)	(6,515,365)
Institutional Class	(1,544,459)	(2,204,200)
Total distributions	(8,970,050)	(15,783,065)
Fund share transactions: Proceeds from shares sold	102,987,878	624,732,329
Reinvestment of distributions	8,001,134	13,781,926
Payments for shares redeemed	(318,313,849)	(360,419,760)
Net increase (decrease) in net assets from Fund share transactions	(207,324,837)	278,094,495
Increase (decrease) in net assets	(225,873,450)	271,918,300
Net assets at beginning of period	810,859,112	538,940,812
Net assets at end of period (including distributions in excess of net investment income of $584,583 and $166,508, respectively)	$584,985,662	$810,859,112

* For the period from February 2, 2015 (commencement of operations of Class R6) to April 30, 2015.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$8.96		$9.02	$9.05	$8.89		$9.32		$9.23
Income (loss) from investment operations: Net investment incomea	.10		.20	.23	.30		.31		.31
Net realized and unrealized gain (loss)	(.18)		(.06)	(.03)	.16		(.42)		.09
Total from investment operations	(.08)		.14	.20	.46		(.11)		.40
Less distributions from: Net investment income	(.11)		(.20)	(.23)	(.30)		(.31)		(.31)
Return of capital	—		—	—	—		(.01)		—
Total distributions	(.11)		(.20)	(.23)	(.30)		(.32)		(.31)
Net asset value, end of period	$8.77		$8.96	$9.02	$9.05		$8.89		$9.32
Total Return (%)b	(.79	)**	1.48	2.21	5.22	c	(1.36	)c	4.50	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	206		273	223	103		71		106
Ratio of expenses before expense reductions (%)	.95	*	.92	.95	1.03		1.17		1.08
Ratio of expenses after expense reductions (%)	.95	*	.92	.95	.93		.76		.75
Ratio of net investment income (%)	2.39	*	2.28	2.47	3.40		3.39		3.28
Portfolio turnover rate (%)	16	**	57	39	65		120		101
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/15 (Unaudited)		2014	2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$8.97		$9.03	$9.06		$8.90		$9.33		$9.23
Income (loss) from investment operations: Net investment incomea	.07		.13	.15		.23		.24		.24
Net realized and unrealized gain (loss)	(.19)		(.06)	(.03)		.15		(.42)		.10
Total from investment operations	(.12)		.07	.12		.38		(.18)		.34
Less distributions from: Net investment income	(.07)		(.13)	(.15)		(.22)		(.24)		(.24)
Return of capital	—		—	—		—		(.01)		—
Total distributions	(.07)		(.13)	(.15)		(.22)		(.25)		(.24)
Net asset value, end of period	$8.78		$8.97	$9.03		$9.06		$8.90		$9.33
Total Return (%)b	(1.18	)**	.63	1.31	c	4.51	c	(2.09	)c	3.72	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.4		.5	1		1		2		3
Ratio of expenses before expense reductions (%)	1.75	*	1.76	1.85		1.86		1.92		1.89
Ratio of expenses after expense reductions (%)	1.75	*	1.76	1.80		1.66		1.51		1.50
Ratio of net investment income (%)	1.59	*	1.44	1.66		2.72		2.64		2.53
Portfolio turnover rate (%)	16	**	57	39		65		120		101
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$8.96		$9.02	$9.05	$8.88		$9.32		$9.22
Income (loss) from investment operations: Net investment incomea	.07		.14	.16	.24		.24		.24
Net realized and unrealized gain (loss)	(.19)		(.06)	(.03)	.16		(.43)		.10
Total from investment operations	(.12)		.08	.13	.40		(.19)		.34
Less distributions from: Net investment income	(.08)		(.14)	(.16)	(.23)		(.24)		(.24)
Return of capital	—		—	—	—		(.01)		—
Total distributions	(.08)		(.14)	(.16)	(.23)		(.25)		(.24)
Net asset value, end of period	$8.76		$8.96	$9.02	$9.05		$8.88		$9.32
Total Return (%)b	(1.26	)**	.72	1.52	4.40	c	(2.08	)c	3.73	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	61		75	59	35		34		27
Ratio of expenses before expense reductions (%)	1.68	*	1.67	1.72	1.81		1.82		1.80
Ratio of expenses after expense reductions (%)	1.68	*	1.67	1.72	1.67		1.51		1.50
Ratio of net investment income (%)	1.66	*	1.54	1.71	2.67		2.64		2.53
Portfolio turnover rate (%)	16	**	57	39	65		120		101
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class R6	Period Ended 4/30/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$8.65
Income (loss) from investment operations: Net investment incomeb	.06
Net realized and unrealized gain (loss)	.12
Total from investment operations	.18
Less distributions from: Net investment income	(.06)
Net asset value, end of period	$8.77
Total Return (%)	2.05	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10
Ratio of expenses (%)	.74	*
Ratio of net investment income (%)	2.67	*
Portfolio turnover rate (%)	16	c**
a For the period from February 2, 2015 (commencement of operations) to April 30, 2015.
b Based on average shares outstanding during the period.
c Represents the Fund's portfolio turnover rate for the six months ended April 30, 2015.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/15 (Unaudited)		2014	2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$8.96		$9.03	$9.06		$8.90		$9.33		$9.24
Income (loss) from investment operations: Net investment incomea	.11		.22	.25		.32		.33		.33
Net realized and unrealized gain (loss)	(.18)		(.07)	(.03)		.16		(.42)		.09
Total from investment operations	(.07)		.15	.22		.48		(.09)		.42
Less distributions from: Net investment income	(.12)		(.22)	(.25)		(.32)		(.33)		(.33)
Return of capital	—		—	—		—		(.01)		—
Total distributions	(.12)		(.22)	(.25)		(.32)		(.34)		(.33)
Net asset value, end of period	$8.77		$8.96	$9.03		$9.06		$8.90		$9.33
Total Return (%)	(.81	)**	1.66	2.41	b	5.50	b	(1.09	)b	4.75	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	230		339	199		42		27		12
Ratio of expenses before expense reductions (%)	.76	*	.75	.79		.89		.81		.79
Ratio of expenses after expense reductions (%)	.76	*	.75	.77		.68		.51		.50
Ratio of net investment income (%)	2.56	*	2.47	2.63		3.62		3.63		3.53
Portfolio turnover rate (%)	16	**	57	39		65		120		101
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$8.97		$9.03	$9.06	$8.90		$9.34		$9.24
Income (loss) from investment operations: Net investment incomea	.12		.23	.25	.32		.33		.33
Net realized and unrealized gain (loss)	(.19)		(.06)	(.03)	.16		(.43)		.10
Total from investment operations	(.07)		.17	.22	.48		(.10)		.43
Less distributions from: Net investment income	(.12)		(.23)	(.25)	(.32)		(.33)		(.33)
Return of capital	—		—	—	—		(.01)		—
Total distributions	(.12)		(.23)	(.25)	(.32)		(.34)		(.33)
Net asset value, end of period	$8.78		$8.97	$9.03	$9.06		$8.90		$9.34
Total Return (%)	(.65	)**	1.73	2.43	5.49	b	(1.09	)b	4.76	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87		123	56	31		20		15
Ratio of expenses before expense reductions (%)	.68	*	.68	.73	.80		.78		.76
Ratio of expenses after expense reductions (%)	.68	*	.68	.73	.68		.51		.50
Ratio of net investment income (%)	2.64	*	2.55	2.70	3.64		3.63		3.53
Portfolio turnover rate (%)	16	**	57	39	65		120		101
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Ultra-Short Duration Fund (the "Fund") is a diversified series of Deutsche Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges and the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions. Class R6 shares commenced operations on February 2, 2015. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2014, the Fund had a net tax basis capital loss carryforward of approximately $26,143,000, including $22,116,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2015 ($190,000), October 31, 2016 ($2,167,000), October 31, 2017 ($17,224,000), October 31, 2018 ($841,000) and October 31, 2019 ($1,694,000), whichever occurs first; and approximately $4,027,000 of post-enactment losses, which may be applied against realized taxable capital gains indefinitely, including short-term losses ($2,328,000) and long-term losses ($1,699,000).

The Fund has reviewed the tax positions for the open tax years as of October 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended April 30, 2015, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $724,000,000 to $728,000,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2015, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from $0 to approximately $25,493,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $46,011,000 to $211,292,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2015, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $5,170,000 to $69,113,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $37,664,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $18,870,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Swap Contracts	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$229,873	$66,826	$—	$296,699
Foreign Exchange Contracts (b)	—	—	624,586	624,586
	$229,873	$66,826	$624,586	$921,285
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative appreciation of futures contracts and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Swap Contracts	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$(6,564,609)	$(261,127)	$—	$(6,825,736)
Foreign Exchange Contracts (b)	—	—	(716,734)	(716,734)
	$(6,564,609)	$(261,127)	$(716,734)	$(7,542,470)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative depreciation of futures contracts and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Unrealized depreciation on foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Swap Contracts	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$510,916	$(1,952,218)	$—	$(1,441,302)
Foreign Exchange Contracts (b)	—	—	448,992	448,992
	$510,916	$(1,952,218)	$448,992	$(992,310)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts and futures, respectively
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$(4,961,001)	$695,536	$—	$(4,265,465)
Foreign Exchange Contracts (b)	—	—	(133,727)	(133,727)
	$(4,961,001)	$695,536	$(133,727)	$(4,399,192)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations include both forward currency contracts and foreign currency transactions)

As of April 30, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$142,502	$(142,502)	$—	$—
Citigroup, Inc.	1,847	—	—	1,847
Morgan Stanley	137,784	—	—	137,784
Nomura International PLC	338,535	(194,598)	—	143,937
Societe Generale	3,918	—	—	3,918
	$624,586	$(337,100)	$—	$287,486
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Australia & New Zealand Banking Group Ltd.	$282,968	$—	$—	$282,968
Barclays Bank PLC	178,346	(142,502)	—	35,844
Macquarie Bank Ltd.	60,822	—	—	60,822
Nomura International PLC	194,598	(194,598)	—	—
	$716,734	$(337,100)	$—	$379,634

C. Purchases and Sales of Securities

During the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $89,588,935 and $261,072,100, respectively. Purchases and sales of U.S. Treasury securities aggregated $14,950,246 and $31,249,935, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

Accordingly, for the six months ended April 30, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund's average daily net assets.

For the period from November 1, 2014 through September 30, 2015 and for the period from February 2, 2015 (commencement of operations) through September 30, 2015 for Class R6 shares, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.12%
Class B	1.87%
Class C	1.87%
Class R6	.87%
Class S	.87%
Institutional Class	.87%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2015, the Administration Fee was $352,105, of which $49,984 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2015 and the period from February 2, 2015 (commencement of operations) through April 30, 2015 for Class R6 shares, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2015
Class A	$20,889	$10,402
Class B	138	64
Class C	2,473	806
Class R6	4	4
Class S	6,973	2,066
Institutional Class	2,576	676
	$33,053	$14,018

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2015
Class B	$1,509	$222
Class C	255,962	38,766
	$257,471	$38,988

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2015	Annualized Rate
Class A	$281,797	$129,658	.24%
Class B	502	299	.25%
Class C	85,320	41,299	.25%
	$367,619	$171,256

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2015 aggregated $3,330.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2015, the CDSC for the Class B and C shares aggregated $100 and $921, respectively. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2015, DDI received $48,253 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $10,803, of which $9,015 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2015, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $2,843.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Fund Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2015		Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,594,066	$31,608,110	20,875,939	$188,455,393
Class B	6	53	1,670	15,058
Class C	613,183	5,398,681	4,291,788	38,735,571
Class R6*	1,156	10,000	—	—
Class S	5,617,046	49,594,296	31,954,698	288,661,701
Institutional Class	1,854,836	16,376,738	12,043,324	108,864,606
		$102,987,878		$624,732,329
Shares issued to shareholders in reinvestment of distributions
Class A	317,931	$2,785,917	630,040	$5,684,432
Class B	383	3,356	1,162	10,501
Class C	59,464	520,790	98,499	888,481
Class S	367,645	3,223,985	558,850	5,045,064
Institutional Class	167,252	1,467,086	238,513	2,153,448
		$8,001,134		$13,781,926
Shares redeemed
Class A	(10,925,175)	$(95,640,815)	(15,780,412)	$(142,428,815)
Class B	(15,287)	(134,666)	(77,475)	(700,434)
Class C	(2,090,371)	(18,290,309)	(2,543,989)	(22,957,408)
Class S	(17,527,847)	(153,485,061)	(16,805,989)	(151,633,562)
Institutional Class	(5,806,000)	(50,762,998)	(4,736,022)	(42,699,541)
		$(318,313,849)		$(360,419,760)
Net increase (decrease)
Class A	(7,013,178)	$(61,246,788)	5,725,567	$51,711,010
Class B	(14,898)	(131,257)	(74,643)	(674,875)
Class C	(1,417,724)	(12,370,838)	1,846,298	16,666,644
Class R6*	1,156	10,000	—	—
Class S	(11,543,156)	(100,666,780)	15,707,559	142,073,203
Institutional Class	(3,783,912)	(32,919,174)	7,545,815	68,318,513
		$(207,324,837)		$278,094,495

* For the period from February 2, 2015 (commencement of operations of Class R6) to April 30, 2015.

G. Transactions with Affiliates

A summary of the Fund's transactions with affiliated Deutsche Funds during the six months ended April 30, 2015 is as follows:
Affiliate	Value ($) at 10/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 4/30/2015
Deutsche Variable NAV Money Fund	20,027,159	20,809	—	—	21,688	20,047,968
Central Cash Management Fund	44,265,990	255,327,594	278,537,649	—	9,760	21,055,935
Total	64,293,149	255,348,403	278,537,649	—	31,448	41,103,903

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R6*	Class S	Institutional Class
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$992.10	$988.20	$987.40	$1,020.50	$991.90	$993.50
Expenses Paid per $1,000**	$4.69	$8.63	$8.28	$1.80	$3.75	$3.36
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,020.08	$1,016.12	$1,016.46	$1,021.12	$1,021.03	$1,021.42
Expenses Paid per $1,000**	$4.76	$8.75	$8.40	$3.71	$3.81	$3.41

* For the period from February 2, 2015 (commencement of operations of Class R6) to April 30, 2015.

** Expenses (hypothetical expenses if Class R6 had been in existence from November 1, 2014) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class R6	Class S	Institutional Class
Deutsche Ultra-Short Duration Fund	.95%	1.75%	1.68%	.74%	.76%	.68%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Ultra-Short Duration Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SDUAX	SDUBX	SDUCX	SDUSX	MGSFX
CUSIP Number	25155T 833	25155T 841	25155T 858	25155T 866	25155T 874
Fund Number	434	634	734	2334	557

For shareholders of Class R6
Automated Information Line	DeAWM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
deutschefunds.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DeAWM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SDURX
CUSIP Number	25155T 411
Fund Number	1618

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DUSDF-3
(R-027579-4 6/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Ultra-Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2015